Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 96.8%

AUSTRALIA — 1.2%
BHP Group Ltd.	81,212	$2,348,160
Cochlear Ltd.	7,178	1,578,666
		3,926,826

BELGIUM — 1.4%
Anheuser-Busch InBev SA/NV	72,528	4,415,070

BRAZIL — 4.6%
B3 SA — Brasil Bolsa Balcao	1,264,200	3,024,764
MercadoLibre, Inc. *	4,784	7,233,216
Raia Drogasil SA	812,280	4,450,583
		14,708,563

CANADA — 3.5%
Canadian Pacific Kansas City Ltd.	48,033	4,235,046
Shopify, Inc., Class A *	90,658	6,996,078
		11,231,124

CHINA — 5.8%
Alibaba Group Holding Ltd.	368,156	3,329,174
BeiGene Ltd. *	125,469	1,509,466
Centre Testing International Group Co., Ltd., Class A	959,700	1,674,799
Contemporary Amperex Technology Co., Ltd., Class A	65,999	1,725,551
Kweichow Moutai Co., Ltd., Class A	6,700	1,579,330
Li Ning Co., Ltd.	605,000	1,613,964
Ping An Insurance Group Co. of China Ltd., Class H	377,500	1,602,745
Prosus NV *	146,182	4,575,554
Silergy Corp.	118,000	1,207,109
		18,817,692

DENMARK — 0.8%
DSV A/S	15,696	2,551,458

FRANCE — 5.3%
Air Liquide SA	24,235	5,042,060
Kering	5,617	2,224,801
LVMH Moet Hennessy Louis Vuitton SE	6,606	5,944,057
Remy Cointreau SA	29,327	2,961,285
SOITEC *	10,229	1,056,299
		17,228,502

GERMANY — 1.1%
Nemetschek SE	35,685	3,532,209

HONG KONG — 3.7%
AIA Group Ltd.	518,000	3,484,365
Hong Kong Exchanges & Clearing Ltd.	88,700	2,584,565
Techtronic Industries Co., Ltd.	421,000	5,720,491
		11,789,421

INDIA — 4.8%
HDFC Bank Ltd.	223,840	3,903,237
Jio Financial Services Ltd. *	132,040	561,354
MakeMyTrip Ltd. *	50,521	3,589,517
Reliance Industries Ltd.	122,651	4,385,778

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value

United Spirits Ltd.	226,599	$3,085,563
		15,525,449

ITALY — 1.1%
Ryanair Holdings PLC ADR	23,444	3,413,212

JAPAN — 16.2%
Cosmos Pharmaceutical Corp.	33,500	3,176,721
Keyence Corp.	9,200	4,271,200
LY Corp.	692,800	1,754,836
Murata Manufacturing Co., Ltd.	241,800	4,522,244
Nippon Paint Holdings Co., Ltd.	414,200	2,981,073
Olympus Corp.	312,600	4,500,914
Recruit Holdings Co., Ltd.	82,700	3,631,093
Shimano, Inc.	21,000	3,124,035
Shiseido Co., Ltd.	143,000	3,923,984
SMC Corp.	10,400	5,867,266
Sysmex Corp.	210,600	3,758,135
Tokyo Electron Ltd.	29,300	7,631,161
Unicharm Corp.	98,600	3,139,055
		52,281,717

MEXICO — 2.0%
Fomento Economico Mexicano SAB de CV ADR	28,260	3,681,430
Wal-Mart de Mexico SAB de CV	729,439	2,936,639
		6,618,069

NETHERLANDS — 8.8%
Adyen NV *	2,972	5,020,115
ASML Holding NV	11,273	10,928,743
EXOR NV	45,471	5,060,303
IMCD NV	27,031	4,757,729
Topicus.com, Inc.	27,214	2,437,818
		28,204,708

NEW ZEALAND — 1.0%
Xero Ltd. *	38,628	3,354,048

PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	196,105	3,890,780

SINGAPORE — 2.3%
United Overseas Bank Ltd.	347,099	7,545,945

SWEDEN — 6.1%
Atlas Copco AB, A Shares	35,164	593,869
Atlas Copco AB, B Shares	539,435	7,967,432
Epiroc AB, B Shares	226,892	3,842,402
Investor AB, B Shares	283,848	7,122,975
		19,526,678

SWITZERLAND — 3.9%
Cie Financiere Richemont SA	41,579	6,330,004
Lonza Group AG	10,160	6,071,601
		12,401,605

TAIWAN — 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	104,904	14,272,189

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
UNITED KINGDOM — 13.0%
Ashtead Group PLC	57,991	$4,130,653
Auto Trader Group PLC	739,649	6,531,777
Burberry Group PLC	103,416	1,581,888
Games Workshop Group PLC	38,515	4,880,615
Hargreaves Lansdown PLC	247,964	2,301,367
Intertek Group PLC	45,493	2,863,685
Rightmove PLC	677,209	4,693,917
Trainline PLC *	616,310	2,881,252
Unilever PLC	83,258	4,179,705
Weir Group PLC (The)	167,672	4,283,054
Wise PLC, Class A *	319,788	3,738,120
		42,066,033

UNITED STATES — 4.6%
Experian PLC	141,525	6,166,662
Mettler-Toledo International, Inc. *	3,533	4,703,448
Spotify Technology SA *	15,499	4,090,186
		14,960,296

Total Common Stocks
(cost $225,841,880)		312,261,594

PREFERRED STOCKS — 1.5%

GERMANY — 1.5%
Sartorius AG 0.39%	12,314	4,890,019

Total Preferred Stocks
(cost $1,239,846)		4,890,019

TOTAL INVESTMENTS — 98.3%
(cost $227,081,726)		$317,151,613
Other assets less liabilities — 1.7%		5,388,218
NET ASSETS — 100.0%		$322,539,831

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford International All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$69,889,354	$242,372,240	$—	$312,261,594
Preferred Stocks**	—	4,890,019	—	4,890,019
Total	$69,889,354	$247,262,259	$—	$317,151,613

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.